Long Term Borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Long -Term Borrowings
8.	LONG-TERM BORROWINGS

	As at December 31,	As at December 31,
	2018 $	2017 $
Current portion of long-term borrowings
Promissory note	135	130
Obligation under finance leases	66	48
Accrued interest	338	-
	539	178
Long-term borrowings
Promissory note	568	703
Credit facility	17,356	-
Obligation under finance leases	103	48
	18,027	751
	18,566	929

Credit Facility

In the year ended December 31, 2018, the Company received $17,350 (net of $150 of financing costs) from its drawdowns of the $205,000 credit facility (Note 9). The credit facility has a term of six years from the first draw-down date of August 8, 2018, with an interest rate of 8.0% for the first three years that increases to 8.5% in year four, 9.0% in year five and 9.5% in year six. The repayment of the credit facility must start on the fourth anniversary of the first drawdown date from 75% of Minera Exar’s Free Cash Flow (as defined in the credit facility agreement). Further drawdowns on the credit facility were made subsequent to the year end (Note 20).

Promissory Note

In July 2013, the Company purchased an industrial complex in the City of Fernley, Nevada to be the production site for its organoclay plant.

The property was purchased for $1,575, of which $236 was paid at the close of the transaction, and the remaining balance of $1,339 was financed by the seller with a ten-year promissory note payable in monthly instalments.  The promissory note bears 7% annual interest. Security provided for the promissory note includes a mortgage charge against the purchased property.

Limited Recourse Loan

In connection with the Transaction (Note 5), Ganfeng provided Lithium Americas with a new $100,000 unsecured, limited recourse, subordinated loan facility (the “Limited Recourse Loan”), repayable from 50% of Minera Exar’s cash flows and bearing an interest rate of 1-month LIBOR plus 5.5% (subject to an aggregate maximum per annum rate of 10%). The Company has not made any drawdowns on this loan.

The $205,000 credit facility and the Limited Recourse Loan contain operating and reporting covenants, which the Company is in compliance with as at December 31, 2018.